Long-term debt - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Long Term Debt [Line Items]
Repayments of non-current borrowings		$ 101.6	$ 0.0
Borrowings		1,503.0	$ 1,658.8
Senior unsecured notes - due May 15, 2025
Long Term Debt [Line Items]
Repayments of non-current borrowings	$ 100.0
Senior unsecured notes - due July 15, 2027
Long Term Debt [Line Items]
Borrowings		$ 400.0
Borrowings, interest rate		7.50%
Borrowings, covenant, interest coverage ratio, minimum		2
Borrowings redemption price percentage		100.00%
Credit Facility
Long Term Debt [Line Items]
Loss on repayment of long-term debt	$ 4.3
Borrowing limit		$ 400.0
Credit facility full interest rate		2.75%	2.25%
Standby fees on undrawn amounts under credit facility, Percentage		0.62%	0.51%
Issuance of senior unsecured notes, net of transaction costs		$ 0.0
Letters of credit issued		$ 27.5	$ 24.1
Credit Facility | Bottom of range
Long Term Debt [Line Items]
Credit facility full interest rate		1.25%
Standby fees on undrawn amounts under credit facility, Percentage		0.51%
Credit Facility | Top of range
Long Term Debt [Line Items]
Credit facility full interest rate		3.75%
Standby fees on undrawn amounts under credit facility, Percentage		0.84%